BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS

11. BANK BORROWINGS

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Total bank borrowings	3,359,228	3,914,682	628,350

Comprised of:
Short-term	1,764,251	1,162,372	186,574
Long-term, current portion	242,604	467,204	74,991

	2,006,855	1,629,576	261,565
Long-term, non-current portion	1,352,373	2,285,106	366,785

	3,359,228	3,914,682	628,350

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 bore an average interest rate of 4.925% and 4.204% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2011 and 2012 bore an average interest rate of 4.503% and 4.245% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions.

As of December 31, 2012, the Group breached certain bank covenants on its long-term borrowing agreements with Bank of Shanghai Nanjing Branch (as the lead lenders in the agreement), Standard Chartered Bank (Hong Kong) Limited (as the lead lenders in the agreement), and KDB Asia Limited (as the lead lenders in the agreement) with outstanding borrowings of RMB421,440,000 (US$67,645,784), RMB628,550,000 (US$100,889,231), and RMB1,131,390,000 (US$181,600,616), respectively.

In April 2013, the Group obtained waiver letters from Bank of Shanghai Nanjing Branch, Standard Chartered Bank (Hong Kong) Limited and KDB Asia Limited as remedies for the breach of the respective loan covenant, effective until January 1, 2014. Accordingly, RMB142,798,000 (US$22,920,659), RMB628,550,000 (US$100,889,231) and RMB1,131,390,000 (US$181,600,616.36) under the bank borrowing agreements with Bank of Shanghai Nanjing Branch, Standard Chartered Bank (Hong Kong) Limited and KDB Asia Limited, respectively, continue to be classified as non-current as of December 31, 2012.

The current and non-current portions of long-term bank borrowings as of December 31, 2012 will be due in installments between the periods of January 1, 2013 to December 30, 2013, and January 1, 2014 to September 30, 2016, respectively.

As of December 31, 2011 and 2012, unused loan facilities for short-term and long-term borrowings amounted to RMB1,672,853,000 and RMB1,191,722,000 (US$191,284,570), respectively.

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Amount	Secured/guaranteed by
(RMB’000)

2,161,625	Guaranteed by the Company and other subsidiaries of the Group

441,495	Jointly guaranteed by (i) the Company and (ii) the Group’s premises and land use rights with net book value of RMB28,668,000 and RMB30,713,000, respectively (Notes 7 and 8)

630,090	Guaranteed by the Group’s equipment

126,018	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,359,228

December 31, 2012

Amount	Secured/guaranteed by
(RMB’000)

1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)

1,003,782	Guaranteed by the Company and other subsidiaries of the Group

634,773

Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises and land use rights with net book value of RMB53,127,000 (US$8,527,471) and RMB22,660,000 (US$3,637,181), respectively (Notes 7 and 8)

628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000 (US$58,551,709) (Notes 7)

404,305

Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,259,000 (US$9,030,192) and RMB33,416,000 (US$5,363,638), respectively (Notes 7 and 8)

111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

As of December 31, 2012, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2012	2012
	(RMB’000)	(US$’000)

Within 1 year	467,204	74,991
Between 1 and 2 years	376,409	60,418
Between 2 and 3 years	1,654,134	265,507
Between 3 and 4 years	254,563	40,860